UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redmile Group, LLC
Address: One Ferry Building, Suite 255

         San Francisco, CA  94111

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Green
Title:     Managing Member
Phone:     415-677-5341

Signature, Place, and Date of Signing:

     Jeremy Green     San Francisco, CA     February 11, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $116,170 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108     2872    90600 SH       DEFINED                          90600
AFFYMAX INC                    COM              00826A109     2063    83400 SH       DEFINED                          83400
ALCON INC                      COM SHS          H01301102     4388    26700 SH       DEFINED                          26700
ARIAD PHARMACEUTICALS INC      COM              04033A100     2343  1027550 SH       DEFINED                        1027550
AUXILIUM PHARMACEUTICALS INC   COM              05334D107     3079   102700 SH       DEFINED                         102700
BIOMARIN PHARMACEUTICAL INC    COM              09061G101     1347    71600 SH CALL  DEFINED                          71600
BIOSPECIFICS TECHNOLOGIES CO   COM              090931106     3876   132056 SH       DEFINED                         132056
BOSTON SCIENTIFIC CORP         COM              101137107     2700   300000 SH       DEFINED                         300000
CEPHALON INC                   COM              156708109     5730    91800 SH       DEFINED                          91800
GENZYME CORP                   COM              372917104     1127    23000 SH CALL  DEFINED                          23000
HEARTWARE INTL INC             COM              422368100     7090   199897 SH       DEFINED                         199897
INCYTE CORP                    COM              45337C102     2257   247746 SH       DEFINED                         247746
LEMAITRE VASCULAR INC          COM              525558201     2282   456453 SH       DEFINED                         456453
MASIMO CORP                    COM              574795100     2323    76380 SH       DEFINED                          76380
MICRUS ENDOVASCULAR CORP       COM              59518V102     1388    92535 SH       DEFINED                          92535
MYRIAD GENETICS INC            COM              62855J104     3582   137300 SH       DEFINED                         137300
NEKTAR THERAPEUTICS            COM              640268108     5857   628431 SH       DEFINED                         628431
ORTHOFIX INTL N V              COM              N6748L102     7994   258450 SH       DEFINED                         258450
PFIZER INC                     COM              717081103     8229   452400 SH       DEFINED                         452400
ROCKWELL MEDICAL TECH          COM              774374102      496    64516 SH       DEFINED                          64516
SAVIENT PHARMACEUTICALS INC    COM              80517Q100     5349   393027 SH       DEFINED                         393027
ST JUDE MED INC                COM              790849103     5534   150450 SH       DEFINED                         150450
STRYKER CORP                   COM              863667101     7465   148200 SH       DEFINED                         148200
TOMOTHERAPY INC                COM              890088107     1585   406472 SH       DEFINED                         406472
UNITEDHEALTH GROUP INC         COM              91324P102     3429   112500 SH       DEFINED                         112500
WELLPOINT INC                  COM              94973V107     3445    59100 SH       DEFINED                          59100
WRIGHT MED GROUP INC           COM              98235T107     5682   300000 SH CALL  DEFINED                         300000
WRIGHT MED GROUP INC           COM              98235T107     3731   196975 SH       DEFINED                         196975
XENOPORT INC                   COM              98411C100     3016   162600 SH       DEFINED                         162600
ZIMMER HLDGS INC               COM              98956P102     5911   100000 SH PUT   DEFINED                         100000